Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JANUARY 31, 2003

Dear Shareholder:
The six-month period ended January 31, 2003 has been a challenging one for investors. March 2003 marks the three-year anniversary of one of the most devastating bear markets in history. Both in length of time and wealth loss, this correction ranks as one of the most brutal ever.

Performance and Portfolio Strategy
Amid this difficult environment, for the six-month period ended January 31, 2003, Morgan Stanley Strategist Fund's Class A, B, C, and D shares returned -3.90 percent, -4.21 percent, -4.38 percent and -3.77 percent, respectively. This compares to -5.26 percent for the Standard & Poor's 500 Index(1) (S&P 500) and 6.24 percent for the Lehman Brothers U.S. Government/Credit Index(2). THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund invests in stocks, bonds and money market instruments to achieve competitive returns with a lower beta than the equity market as a whole. After the Fund maintained a defensive asset allocation stance throughout calendar years 2000 and 2001, attractive valuations in the equity market, excessive liquidity and cyclical factors led the Fund's management team to take an initial step toward reestablishing full exposure to the equity markets. The first shift, executed in late 2001, was far less aggressive than previous ones (which often have led to 20 percent plus deployment of assets) and was tempered by the shadow of event risk related to the war on terrorism, as well as our concerns that capital spending would be slow to recover. Our analysis demonstrated that shareholders could indeed benefit from a greater exposure to commodity-based companies and smoke-stack industries, two attractively valued sectors poised to benefit from an economic recovery. At the same time, we grew increasingly concerned that bond market rallies had been tied more to short-term risks than long-term fundamentals. A strengthening economy and a return to budget deficits would, in our view, have hurt fixed-income valuations during 2002.

As 2002 unfolded, the unforeseen escalation of accounting scandals, poor earnings visibility and U.S. dollar weakness pressured equity prices to five-year lows, while bonds continued to rally as a safe-haven investment. On the surface, our asset allocation shift in December 2001 was premature, and certainly our bond underweighting hurt performance throughout 2002 versus our Lipper peer group. But our equity allocation, featuring a bar-bell strategy in early cycle industries and consumer staples outperformed the S&P 500 during the period. With first-half GDP growing by about 4 percent, many companies were caught short on inventories and forced commodity prices higher as orders accelerated. Steel, copper, wood products and chemical prices all moved higher, taking related stock prices with them. Meanwhile, investors

------------------
(1) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Strategist Fund
LETTER TO THE SHAREHOLDERS / / JANUARY 31, 2003 CONTINUED

seeking more stable investment opportunities migrated to food and personal-care companies. With the technology, utility and pharmaceutical sectors underweighted, our equity allocation held up reasonably well, considering the carnage that many sectors suffered in the first half of 2002.

During the second half of the year, trading rallies benefited certain cyclical groups, but overall economic progress was fleeting. September marked a near-total collapse of domestic economic activity, while the fourth quarter limped back to life off the unsustainably low late-summer slowdown. The long-awaited economic recovery did not materialize, and corporate leaders now await news on the developing crisis with Iraq to determine future hiring and capital spending decisions.

As of January 31, 2003, the following sectors represented the Fund's largest exposures within the equity portfolio: information technology, financial services, health care, and industrials (which includes diversified industrial manufacturers).

The fixed-income portfolio features broadly allocated holdings in corporate debt (37.8 percent of the total fixed-income portfolio), U.S. government issues (11.5 percent) and mortgage-backed securities and other (50.7 percent). The fixed-income portfolios' duration (4.39 years) has increased from slightly lower levels in mid 2002.

Looking Ahead
In our opinion, the global economy has begun to stabilize after a period of recession and stagnation. While we do not see a slingshot or V-shaped recovery, as we did during the heady days of the 1990s' bull market, we do expect a gradual climb back toward 3 percent GDP growth over the next four to six quarters. As geopolitical events unfold, chief financial officers begin to invest in plants, technology and jobs, and consumers slowly begin to rebuild their savings accounts, we believe the economy should start to demonstrate signs of a resuscitation of growth. In this environment, a slight bias toward the equity markets, but still within a balanced, diversified portfolio of stocks, bonds and cash -- makes sense to us.

We appreciate your ongoing support of Morgan Stanley Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Strategist Fund
FUND PERFORMANCE / / JANUARY 31, 2003

                          AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2003
 ---------------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                          CLASS B SHARES**
 -----------------------------------------------------     -----------------------------------------------------
 1 Year                     (17.06)%(1)     (21.42)%(2)    1 Year                     (17.68)%(1)     (21.77)%(2)
 5 Years                      1.33%(1)        0.24%(2)     5 Years                      0.60%(1)        0.32%(2)
 Since Inception
  (07/28/97)                  1.59%(1)        0.60%(2)     10 Years                     6.06%(1)        6.06%(2)

                    CLASS C SHARES+                                         CLASS D SHARES++
 -----------------------------------------------------      -------------------------------------------------
 1 Year                     (17.74)%(1)     (18.56)%(2)     1 Year                     (16.87)%(1)
 5 Years                      0.54%(1)        0.54%(2)      5 Years                    1.57%(1)
 Since Inception                                            Since Inception
  (07/28/97)                  0.81%(1)        0.81%(2)       (07/28/97)                1.83%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (67.7%)
           AEROSPACE & DEFENSE (2.0%)
 220,000   Northrop Grumman Corp...................  $   20,110,200
 100,000   Raytheon Co.............................       3,009,000
                                                     --------------
                                                         23,119,200
                                                     --------------
           AGRICULTURAL COMMODITIES/MILLING (1.3%)
1,250,000  Archer-Daniels-Midland Co...............      15,062,500
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (2.3%)
 900,000   Gap, Inc. (The).........................      13,167,000
 350,000   Ross Stores, Inc........................      13,653,500
                                                     --------------
                                                         26,820,500
                                                     --------------
           BIOTECHNOLOGY (4.9%)
 450,000   Applera Corp. - Celera Genomics
            Group*.................................       4,176,000
 640,000   Celgene Corp.*..........................      14,329,600
 237,000   Cephalon, Inc.*.........................      11,027,610
 450,000   Gilead Sciences, Inc.*..................      15,705,000
 402,000   IDEC Pharmaceuticals Corp.*.............      12,900,180
                                                     --------------
                                                         58,138,390
                                                     --------------
           CHEMICALS: MAJOR DIVERSIFIED (0.7%)
 300,000   Dow Chemical Co. (The)..................       8,718,000
                                                     --------------
           COMPUTER COMMUNICATIONS (1.8%)
1,600,000  Cisco Systems, Inc.*....................      21,392,000
                                                     --------------
           COMPUTER PROCESSING HARDWARE (2.1%)
1,000,000  Apple Computer, Inc.*...................      14,360,000
 450,000   Dell Computer Corp.*....................      10,737,000
                                                     --------------
                                                         25,097,000
                                                     --------------
           CONTRACT DRILLING (0.8%)
 450,000   Diamond Offshore Drilling, Inc..........       9,594,000
                                                     --------------
           DISCOUNT STORES (0.8%)
 320,040   Costco Wholesale Corp.*.................       9,239,555
                                                     --------------
           ELECTRONIC COMPONENTS (0.6%)
 900,000   Flextronics International, Ltd.
            (Singapore)*...........................       7,254,000
                                                     --------------
           ELECTRONIC PRODUCTION EQUIPMENT (1.0%)
1,000,000  Applied Materials, Inc.*................      11,970,000
                                                     --------------
           ELECTRONICS/APPLIANCES (1.4%)
 400,000   Sony Corp. (ADR) (Japan)................      15,980,000
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           ENVIRONMENTAL SERVICES (3.2%)
 900,000   Allied Waste Industries, Inc.*..........  $    8,802,000
 437,000   Waste Connections, Inc.*................      15,185,750
 620,000   Waste Management, Inc...................      14,253,800
                                                     --------------
                                                         38,241,550
                                                     --------------
           FINANCIAL CONGLOMERATES (4.3%)
 480,000   American Express Co.....................      17,054,400
 500,000   Citigroup, Inc..........................      17,190,000
 700,000   J.P. Morgan Chase & Co..................      16,338,000
                                                     --------------
                                                         50,582,400
                                                     --------------
           FINANCIAL PUBLISHING/SERVICES (1.6%)
1,130,000  eSPEED, Inc (Class A)*..................      18,724,100
                                                     --------------
           FOOD RETAIL (1.1%)
 250,000   Whole Foods Market, Inc.*...............      12,705,000
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (1.0%)
 342,000   Kellogg Co..............................      11,422,800
                                                     --------------
           FOOD: MEAT/FISH/DAIRY (1.6%)
 497,880   Dean Foods Co.*.........................      19,327,702
                                                     --------------
           INFORMATION TECHNOLOGY SERVICES (2.9%)
 950,000   Accenture Ltd. (Class A) (Bermuda)*.....      15,722,500
 240,000   International Business Machines Corp....      18,775,200
                                                     --------------
                                                         34,497,700
                                                     --------------
           INTERNET RETAIL (0.7%)
 400,000   Amazon.com, Inc.*.......................       8,740,000
                                                     --------------
           MAJOR BANKS (2.4%)
 200,000   Bank of America Corp....................      14,010,000
 300,000   Wells Fargo & Co........................      14,211,000
                                                     --------------
                                                         28,221,000
                                                     --------------
           MANAGED HEALTH CARE (0.9%)
 285,000   Oxford Health Plans, Inc.*..............      10,040,550
                                                     --------------
           MEDIA CONGLOMERATES (1.0%)
 600,000   AOL Time Warner Inc.*...................       6,996,000
 300,000   Disney (Walt) Co. (The).................       5,250,000
                                                     --------------
                                                         12,246,000
                                                     --------------
           MEDICAL SPECIALTIES (1.5%)
 320,000   Bard (C.R.), Inc........................      18,137,600
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           MOTOR VEHICLES (1.3%)
 920,000   Honda Motor Co., Ltd. (ADR) (Japan).....  $   15,364,000
                                                     --------------
           MULTI-LINE INSURANCE (1.2%)
 270,937   American International Group, Inc.......      14,663,110
                                                     --------------
           OIL & GAS PRODUCTION (1.5%)
 400,000   Burlington Resources, Inc...............      17,640,000
                                                     --------------
           OILFIELD SERVICES/EQUIPMENT (1.1%)
 418,000   Smith International, Inc.*..............      13,309,120
                                                     --------------
           PACKAGED SOFTWARE (2.1%)
 200,000   Microsoft Corp.*........................       9,492,000
1,285,000  Oracle Corp.*...........................      15,458,550
                                                     --------------
                                                         24,950,550
                                                     --------------
           PHARMACEUTICALS: MAJOR (3.3%)
 197,000   Lilly (Eli) & Co........................      11,867,280
 563,000   Pfizer, Inc.............................      17,092,680
 271,000   Wyeth...................................      10,577,130
                                                     --------------
                                                         39,537,090
                                                     --------------
           PRECIOUS METALS (1.6%)
 605,000   Barrick Gold Corp. (Canada).............       9,952,250
 833,000   Placer Dome Inc. (Canada)...............       9,396,240
                                                     --------------
                                                         19,348,490
                                                     --------------
           PROPERTY - CASUALTY INSURERS (2.6%)
 440,000   ACE Ltd. (Bermuda)......................      12,958,000
 200,000   Allstate Corp. (The)....................       7,038,000
 690,180   Travelers Property Casualty Corp.
            (Class B)*.............................      11,222,327
                                                     --------------
                                                         31,218,327
                                                     --------------
           RAILROADS (1.9%)
 450,000   Burlington Northern Santa Fe Corp.......      11,686,500
 400,000   CSX Corp................................      11,212,000
                                                     --------------
                                                         22,898,500
                                                     --------------
           SEMICONDUCTORS (2.9%)
 821,000   Broadcom Corp. (Class A)*...............      11,116,340
 800,000   Intel Corp..............................      12,528,000
 410,000   Micron Technology, Inc.*................       3,366,100
1,007,000  Taiwan Semiconductor Manufacturing Co.
            Ltd. (ADR) (Taiwan)*...................       6,746,900
                                                     --------------
                                                         33,757,340
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           SPECIALTY STORES (1.1%)
 381,440   Bed Bath & Beyond, Inc.*................  $   12,789,683
                                                     --------------
           STEEL (2.1%)
 250,000   Nucor Corp..............................       9,977,500
1,010,000  United States Steel Corp................      14,493,500
                                                     --------------
                                                         24,471,000
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (1.2%)
1,000,000  Nokia Corp. (ADR) (Finland).............      14,390,000
                                                     --------------
           TOBACCO (0.8%)
 228,500   R. J. Reynolds Tobacco
            Holdings, Inc..........................       9,679,260
                                                     --------------
           WIRELESS TELECOMMUNICATIONS (1.1%)
1,000,000  Nextel Communications, Inc.
            (Class A)*.............................      12,620,000
                                                     --------------
           Total Common Stocks
            (COST $805,272,307)....................     801,908,017
                                                     --------------

PRINCIPAL
AMOUNT IN                                    COUPON        MATURITY
THOUSANDS                                     RATE           DATE
---------                                     ----           ----

           Corporate Bonds (6.9%)
           AEROSPACE & DEFENSE (0.3%)
$     75   Boeing Co.....................      6.625%      02/15/38              76,813
     635   Lockheed Martin Corp..........      7.75        05/01/26             759,682
     955   Raytheon Co...................      6.15        11/01/08           1,022,594
   2,117   Systems 2001 Asset Trust -
            144A**.......................      6.664       09/15/13           2,275,028
                                                                          -------------
                                                                              4,134,117
                                                                          -------------
           AIRLINES (0.3%)
   1,851   American West Airlines........      7.10        04/02/21           1,894,211
   1,422   Continental Airlines, Inc.....      6.90        01/02/18           1,271,883
     575   Southwest Airlines Co.........      5.496       11/01/06             615,069
                                                                          -------------
                                                                              3,781,163
                                                                          -------------
           BEVERAGES: NON-ALCOHOLIC (0.0%)
     335   PepsiAmericas Inc.............      3.875       09/12/07             337,519
                                                                          -------------
           BROADCASTING (0.1%)
     610   Clear Channel
            Communications, Inc..........      7.65        09/15/10             692,321
                                                                          -------------
           BUILDING PRODUCTS (0.0%)
     265   Masco Corp....................      6.50        08/15/32             270,980
                                                                          -------------
           CABLE/SATELLITE TV (0.1%)
     430   Comcast Corp..................      6.50        01/15/15             431,111

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON         MATURITY
THOUSANDS                                    RATE            DATE            VALUE

---------------------------------------------------------------------------------------

$    540   Cox Communications, Inc.......      7.125%      10/01/12       $     595,626
     550   TCI Communications, Inc.......      7.875       02/15/26             569,358
                                                                          -------------
                                                                              1,596,095
                                                                          -------------
           CHEMICALS: AGRICULTURAL (0.0%)
     570   Monsanto Co...................      7.375       08/15/12             617,436
                                                                          -------------
           DEPARTMENT STORES (0.2%)
     300   Federated Department
            Stores, Inc..................      6.625       09/01/08             330,547
     605   Federated Department
            Stores, Inc..................      6.90        04/01/29             623,562
     980   May Department Stores
            Co., Inc.....................      5.95        11/01/08           1,050,036
      70   May Department Stores
            Co., Inc.....................      6.90        01/15/32              72,696
                                                                          -------------
                                                                              2,076,841
                                                                          -------------
           DRUGSTORE CHAINS (0.1%)
   1,505   CVS Corp......................      5.625       03/15/06           1,609,814
                                                                          -------------
           ELECTRIC UTILITIES (0.2%)
     250   Cincinnati Gas & Electric
            Co...........................      5.70        09/15/12             255,882
     645   Constellation Energy
            Group, Inc...................      7.60        04/01/32             684,389
     140   Detroit Edison Co.............      6.125       10/01/10             153,198
     265   Exelon Corp...................      6.75        05/01/11             289,837
     170   Florida Power & Light Co......      4.85        02/01/13             173,371
     380   Public Service Electric &
            Gas..........................      5.00        01/01/13             382,136
                                                                          -------------
                                                                              1,938,813
                                                                          -------------
           ELECTRICAL PRODUCTS (0.0%)
     620   Cooper Industries Inc. -
            144A**.......................      5.25        07/01/07             640,620
                                                                          -------------
           FINANCE/RENTAL/LEASING (0.4%)
   1,135   American General Finance
            Corp.........................      5.875       07/14/06           1,218,987
     935   Ford Motor Credit Corp........      7.375       10/28/09             915,379
     325   Hertz Corp....................      7.625       06/01/12             307,281
     940   MBNA America Bank N.A.........      6.50        06/20/06           1,004,373
     100   MBNA Capital I (Series A).....      8.278       12/01/26              99,241
                                                                          -------------
                                                                              3,545,261
                                                                          -------------
           FINANCIAL CONGLOMERATES (1.0%)
   1,125   AXA Financial Inc.............      6.50        04/01/08           1,219,357
     350   Boeing Capital Corp...........      6.10        03/01/11             362,776
     150   Boeing Capital Corp...........      6.50        02/15/12             159,658
     150   Boeing Capital Corp...........      5.80        01/15/13             152,168
     920   Chase Manhattan Corp..........      6.00        02/15/09             967,015
   1,300   Citigroup Inc.................      6.00        02/21/12           1,426,652
     490   Citigroup Inc.................      5.625       08/27/12             516,133

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON         MATURITY
THOUSANDS                                    RATE            DATE            VALUE

---------------------------------------------------------------------------------------

$  1,455   General Electric Capital
            Corp.........................      6.75 %      03/15/32       $   1,608,519
     335   General Motors Acceptance
            Corp.........................      6.875       09/15/11             326,228
   1,805   General Motors Acceptance
            Corp.........................      8.00        11/01/31           1,780,674
   1,425   Prudential Holdings, LLC
            (Series B FSA) - 144A**......      7.245       12/18/23           1,614,910
   1,350   Prudential Holdings, LLC
            (Series B FSA) - 144A**......      8.695       12/18/23           1,581,322
                                                                          -------------
                                                                             11,715,412
                                                                          -------------
           FOOD RETAIL (0.2%)
     515   Albertson's, Inc..............      7.50        02/15/11             591,558
      70   Albertson's, Inc..............      7.45        08/01/29              77,400
   1,560   Kroger Co.....................      6.80        04/01/11           1,704,545
     585   Safeway Inc...................      5.80        08/15/12             611,099
                                                                          -------------
                                                                              2,984,602
                                                                          -------------
           FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
     925   United Mexican States Corp.
            (Mexico).....................      8.00        09/24/22             928,700
     495   United Mexican States Corp.
            (Mexico).....................      8.30        08/15/31             505,643
                                                                          -------------
                                                                              1,434,343
                                                                          -------------
           FOREST PRODUCTS (0.1%)
     785   Weyerhaeuser Co. - 144A**.....      6.75        03/15/12             841,019
                                                                          -------------
           GAS DISTRIBUTORS (0.1%)
     400   Consolidated Natural Gas
            Co...........................      6.25        11/01/11             432,805
     415   Ras Laffan Liquid Natural Gas
            Co. - 144A** (Qatar).........      8.294       03/15/14             444,050
     185   Sempra Energy.................      6.00        02/01/13             185,549
                                                                          -------------
                                                                              1,062,404
                                                                          -------------
           HOME BUILDING (0.0%)
     345   Centex Corp...................      7.875       02/01/11             390,724
                                                                          -------------
           HOME FURNISHINGS (0.0%)
     360   Mohawk Industries Inc.........      7.20        04/15/12             400,094
                                                                          -------------
           HOME IMPROVEMENT CHAINS (0.1%)
     750   Lowe's Companies, Inc.........      8.25        06/01/10             911,054
                                                                          -------------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
   1,950   Manor Care, Inc...............      8.00        03/01/08           2,047,500
                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON         MATURITY
THOUSANDS                                    RATE            DATE            VALUE

---------------------------------------------------------------------------------------

           HOTELS/RESORTS/CRUISELINES (0.2%)
$    510   Hyatt Equities LLC - 144A**...      6.875%      06/15/07       $     512,125
   1,255   Marriott International, Inc.
            (Series E)...................      7.00        01/15/08           1,393,794
                                                                          -------------
                                                                              1,905,919
                                                                          -------------
           INDUSTRIAL CONGLOMERATES (0.1%)
     950   Honeywell
            International, Inc...........      6.125       11/01/11           1,041,743
                                                                          -------------
           INTEGRATED OIL (0.1%)
     710   Conoco Inc....................      6.95        04/15/29             794,376
                                                                          -------------
           INVESTMENT BANKS/BROKERS (0.2%)
   1,295   Goldman Sachs Group Inc.......      6.875       01/15/11           1,442,870
     455   Goldman Sachs Group Inc.......      6.60        01/15/12             501,186
                                                                          -------------
                                                                              1,944,056
                                                                          -------------
           LIFE/HEALTH INSURANCE (0.4%)
   1,060   American General Corp.........      7.50        07/15/25           1,293,006
   1,490   John Hancock..................      7.375       02/15/24           1,611,349
     645   Metropolitan Life Insurance
            Co...........................      7.80        11/01/25             735,383
   1,050   New England Mutual Life
            Insurance Co.
            (Series DTC).................      7.875       02/15/24           1,162,700
                                                                          -------------
                                                                              4,802,438
                                                                          -------------
           MAJOR BANKS (0.1%)
     180   Bank One Corp.................      6.00        02/17/09             194,232
     345   Bank One Corp.................      7.625       10/15/26             418,016
     130   Bank One Corp.................      8.00        04/29/27             161,997
                                                                          -------------
                                                                                774,245
                                                                          -------------
           MAJOR TELECOMMUNICATIONS (0.3%)
     470   ALLTEL Corp...................      7.00        07/01/12             532,256
     355   AT&T Corp.....................      8.50        11/15/31             374,793
     495   British Telecom PLC (United
            Kingdom).....................      8.875       12/15/30             626,247
   1,910   GTE Corp......................      6.94        04/15/28           1,977,010
                                                                          -------------
                                                                              3,510,306
                                                                          -------------
           MANAGED HEALTH CARE (0.2%)
   1,070   Aetna, Inc....................      7.875       03/01/11           1,225,244
     390   Cigna Corp....................      6.375       10/15/11             394,954
     530   Wellpoint Health
            Network, Inc.................      6.375       06/15/06             575,292
                                                                          -------------
                                                                              2,195,490
                                                                          -------------
           MEDIA CONGLOMERATES (0.2%)
     295   AOL Time Warner Inc...........      7.70        05/01/32             310,235

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON         MATURITY
THOUSANDS                                    RATE            DATE            VALUE

---------------------------------------------------------------------------------------

$  1,250   News America
            Holdings, Inc................      7.75 %      12/01/45       $   1,301,266
     310   Time Warner, Inc..............      6.625       05/15/29             286,663
                                                                          -------------
                                                                              1,898,164
                                                                          -------------
           MISCELLANEOUS (0.1%)
   1,090   Nationwide Mutual Insurance
            Co. - 144A**.................      8.25        12/01/31           1,185,985
                                                                          -------------
           MOTOR VEHICLES (0.2%)
     985   DaimlerChrysler North American
            Holdings Co..................      8.50        01/18/31           1,183,272
     325   Ford Motor Co.................      6.625       10/01/28             250,771
   1,800   Ford Motor Co.................      7.45        07/16/31           1,523,180
                                                                          -------------
                                                                              2,957,223
                                                                          -------------
           MULTI-LINE INSURANCE (0.4%)
   3,510   Farmers Exchange Capital -
            144A**.......................      7.05        07/15/28           2,464,343
   1,280   Hartford Financial Services
            Group, Inc...................      7.90        06/15/10           1,486,819
     590   Nationwide Mutual Insurance
            Co...........................      7.50        02/15/24             590,692
                                                                          -------------
                                                                              4,541,854
                                                                          -------------
           OIL & GAS PRODUCTION (0.1%)
      70   Devon Financing Corp..........      6.875       09/30/11              77,754
     125   Kerr-McGee Corp...............      5.875       09/15/06             134,741
     235   Kerr-McGee Corp...............      6.875       09/15/11             262,719
     285   PEMEX Project Funding Master
            Trust - 144A**...............      8.625       02/01/22             290,700
     145   PEMEX Project Funding Master
            Trust........................      9.125       10/13/10             163,488
                                                                          -------------
                                                                                929,402
                                                                          -------------
           OTHER CONSUMER SERVICES (0.0%)
     460   Cendant Corp..................      7.375       01/15/13             463,089
                                                                          -------------
           OTHER METALS/MINERALS (0.0%)
     395   Inco Ltd. (Canada)............      7.20        09/15/32             390,197
                                                                          -------------
           PROPERTY -- CASUALTY INSURERS (0.1%)
     640   Florida Windstorm Underwriting
            Assoc. - 144A**..............      7.125       02/25/19             726,001
                                                                          -------------
           PULP & PAPER (0.1%)
     390   International Paper Co. -
            144A**.......................      5.85        10/30/12             405,211
     515   MeadWestVaco Corp.............      6.85        04/01/12             566,382
     305   Sappi Papier Holding AG -
            144A** (Austria).............      6.75        06/15/12             337,091
                                                                          -------------
                                                                              1,308,684
                                                                          -------------
           REAL ESTATE DEVELOPMENT (0.1%)
     821   World Financial PropertyTowers
            - 144A**.....................      6.91        09/01/13             900,510
                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON         MATURITY
THOUSANDS                                    RATE            DATE            VALUE

---------------------------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS (0.2%)
$     75   Boston Properties Inc. -
            144A**.......................      6.25 %      01/15/13       $      75,822
     770   EOP Operating L.P.............      6.763       06/15/07             831,622
     155   EOP Operating L.P.............      7.50        04/19/29             163,259
     145   Simon Property Group L.P. -
            144A**.......................      6.35        08/28/12             151,526
   1,020   Simon Property Group L.P......      6.375       11/15/07           1,095,446
     375   Vordano Reality Trust.........      5.625       06/15/07             378,842
                                                                          -------------
                                                                              2,696,517
                                                                          -------------
           SAVINGS BANKS (0.0%)
     470   Washington Mutual Bank........      5.50        01/15/13             480,398
                                                                          -------------
           SERVICES TO THE HEALTH INDUSTRY (0.1%)
     750   Anthem Insurance - 144A**.....      9.125       04/01/10             912,388
     230   Anthem Insurance - 144A**.....      9.00        04/01/27             286,365
                                                                          -------------
                                                                              1,198,753
                                                                          -------------
           WIRELESS TELECOMMUNICATIONS (0.2%)
   1,775   Vodafone Group PLC (United
            Kingdom).....................      6.65        05/01/08           1,985,593
                                                                          -------------
           Total Corporate Bonds
            (COST $77,031,725)..........................................     81,659,075
                                                                          -------------
           U.S. Government Agency Mortgage Backed Securities (9.0%)
           Federal Home Loan Mortgage Corp.
  22,250   ..............................      6.50            +             23,195,625
   5,996   ..............................      7.50            +              6,393,284
      49   ..............................      8.00        07/01/30              52,830
           Federal National Mortgage Assoc.
  12,750   ..............................      6.50            +             13,283,906
   6,325   ..............................      6.625       11/15/30           7,341,541
   9,500   ..............................      7.00            +              9,998,750
  20,151   ..............................      7.50    01/01/30-06/01/32     21,450,112
  22,913   ..............................      8.00    05/01/09-01/01/32     24,737,365
                                                                          -------------
           Total U.S. Government Agency Mortgage Backed Securities
            (COST $104,314,606).........................................    106,453,413
                                                                          -------------
           U.S. Government Obligations (2.4%)
   5,550   U.S. Treasury Bond***.........      8.125       08/15/19           7,668,541
   9,900   U.S. Treasury Bond***.........      8.125       08/15/21          13,820,172
   5,600   U.S. Treasury Note***.........      6.50        02/15/10           6,614,126
                                                                          -------------
           Total U.S. Government Obligations
            (COST $26,187,607)..........................................     28,102,839
                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON         MATURITY
THOUSANDS                                    RATE            DATE            VALUE

---------------------------------------------------------------------------------------

           Asset-Backed Securities (2.8%)
           FINANCE/RENTAL/LEASING
$  2,300   American Express Credit
            Account......................      5.53 %      10/15/08       $   2,485,988
   1,485   BMW Vehicle Owner Trust
            2002-A.......................      2.83        12/25/04           1,491,765
   2,960   Chase Credit Card Master
            Trust........................      5.50        11/17/08           3,197,759
   1,344   Chase Manhattan Auto Owner
            Trust 2002-A.................      2.63        10/15/04           1,348,108
   2,230   Citibank Credit Issuance
            Trust........................      6.90        10/15/07           2,469,305
   1,649   Daimler Chrysler Auto Trust
            2000-E.......................      6.11        11/08/04           1,674,409
   2,685   Daimler Chrysler Auto Trust
            2002-A.......................      2.90        12/06/04           2,699,428
     919   Ford Credit Auto Owner
            Trust........................      6.74        06/15/04             931,469
   1,697   Ford Credit Auto Owner Trust
            2001-B.......................      5.12        10/15/04           1,718,787
   1,734   Ford Credit Auto Owner Trust
            2002-B.......................      2.97        06/15/04           1,741,645
   1,600   Harley-Davidson Motorcycle
            Trust 2002-1.................      3.02        09/15/06           1,614,472
     457   Honda Auto Receivables Owner
            Trust........................      6.62        07/15/04             462,448
     997   Honda Auto Receivables Owner
            Trust 2002-1.................      2.55        04/15/04             998,976
   2,200   Honda Auto Receivables Owner
            Trust 2002-2.................      2.91        09/15/04           2,210,902
   1,550   MBNA Master Credit Card
            Trust........................      5.90        08/15/11           1,699,423
     197   MMCA Automobile Trust.........      7.00        06/15/04             197,691
   1,416   National City Auto Receivables
            Trust 2002-A.................      3.00        01/15/05           1,421,549
     601   Nissan Auto Receivables Owner
            Trust........................      6.72        08/16/04             607,667
   1,800   Nissan Auto Receivables Owner
            Trust........................      4.80        02/15/07           1,883,504
   1,700   Nissan Auto Receivables Owner
            Trust 2002-B.................      3.07        08/16/04           1,708,254
     765   Toyota Auto Receivables Owner
            Trust........................      6.76        08/15/04             773,987
                                                                          -------------
           Total Assets-Backed Securities
            (COST $32,529,268)..........................................     33,337,536
                                                                          -------------
           Collateral Mortgage Obligation (0.1%)
   1,341   Federal National Mortgage
            Assoc. 2002-18 PG
            (COST $1,370,506)............      5.50        06/25/08           1,357,911
                                                                          -------------
           Short-Term Investments (15.2%)
           U.S. Government Obligations (a) (0.1%)
     500   U.S. Treasury Bill***.........  1.49-1.60       03/27/03             498,822
     400   U.S. Treasury Bill***.........      1.215       07/17/03             397,786
                                                                          -------------
           Total U.S. Government Obligations
            (COST $896,581).............................................        896,608
                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
PORTFOLIO OF INVESTMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                   COUPON         MATURITY
THOUSANDS                                    RATE            DATE            VALUE

---------------------------------------------------------------------------------------

           Repurchase Agreement (15.1%)
$179,784   Joint repurchase agreement
           account (dated 01/31/03;
           proceeds $179,784,027) (b)
           (COST $179,784,000)...........      1.33 %      02/03/03       $ 179,784,000
                                                                          -------------
           Total Short-Term Investments
            (COST $180,680,581).........................................    180,680,608
                                                                          -------------

           Total Investments
            (COST $1,227,386,600) (c)..............      104.1%     1,233,499,399

           Liabilities in Excess of Other Assets...       (4.1)       (48,135,650)
                                                         -----      -------------
           Net Assets..............................      100.0%     $1,185,363,749
                                                         =====      =============

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 *** SOME OR ALL OF THESE SECURITIES HAVE BEEN SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS AND/OR SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
  + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $84,996,016 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $78,883,217, RESULTING IN NET UNREALIZED APPRECIATION OF $6,112,799.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2003:
                                                                                UNDERLYING        UNREALIZED
      NUMBER OF                                DESCRIPTION, DELIVERY           FACE AMOUNT       APPRECIATION
      CONTRACTS          LONG/SHORT               MONTH, AND YEAR                AT VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
          29                Long        U.S Treasury Note 5 year/March 2003    $  3,263,406       $   8,978
          21                Short       U.S Treasury Note 2 year/March 2003      (4,516,313)        (45,943)
         117                Short       U.S Treasury Note 10 year/March         (13,354,453)       (210,358)
                                         2003
           6                Short       U.S Treasury Note 10 year/June 2003        (676,406)         (2,696)
          18                Short       U.S Treasury Bond 20 year/March          (2,019,375)        (13,791)
                                         2003
                                                                                                  ---------
                                        Net Unrealized Depreciation.........................      $(263,810)
                                                                                                  =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JANUARY 31, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (including
 repurchase agreements of $180,680,608)
 (cost $1,227,386,600)............................  $1,233,499,399
Receivable for:
  Investments sold................................     21,026,890
  Interest........................................      2,787,995
  Shares of beneficial interest sold..............        921,234
  Dividends.......................................        336,100
Prepaid expenses and other assets.................        114,315
                                                    -------------
    Total Assets..................................  1,258,685,933
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................     69,821,479
  Shares of beneficial interest redeemed..........      1,591,057
  Distribution fee................................        949,826
  Investment management fee.......................        588,521
  Variation margin on futures contracts...........         19,969
Accrued expenses and other payables...............        351,332
                                                    -------------
    Total Liabilities.............................     73,322,184
                                                    -------------
    Net Assets....................................  $1,185,363,749
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,461,374,337
Net unrealized appreciation.......................      5,849,848
Dividends in excess of net investment income......     (1,064,960)
Accumulated net realized loss.....................   (280,795,476)
                                                    -------------
    Net Assets....................................  $1,185,363,749
                                                    =============
Class A Shares:
Net Assets........................................    $77,520,978
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      5,998,767
    Net Asset Value Per Share.....................  $       12.92
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       13.64
                                                    =============
Class B Shares:
Net Assets........................................  $1,019,406,076
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     78,799,272
    Net Asset Value Per Share.....................  $       12.94
                                                    =============
Class C Shares:
Net Assets........................................    $32,761,958
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      2,544,645
    Net Asset Value Per Share.....................  $       12.87
                                                    =============
Class D Shares:
Net Assets........................................    $55,674,737
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      4,302,916
    Net Asset Value Per Share.....................  $       12.94
                                                    =============

Statement of Operations
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................  $ 7,543,625
Dividends (net of $44,246 foreign withholding
 tax).............................................    5,331,412
                                                    -----------
    Total Income..................................   12,875,037
                                                    -----------
Expenses
Distribution fee (Class A shares).................       98,859
Distribution fee (Class B shares).................    5,616,127
Distribution fee (Class C shares).................      171,168
Investment management fee.........................    3,615,089
Transfer agent fees and expenses..................      902,358
Shareholder reports and notices...................       61,149
Professional fees.................................       31,581
Registration fees.................................       27,559
Custodian fees....................................       25,881
Trustees' fees and expenses.......................        8,855
Other.............................................       13,452
                                                    -----------
    Total Expenses................................   10,572,078
                                                    -----------
    Net Investment Income.........................    2,302,959
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments.....................................  (66,967,168)
  Futures contracts...............................   (1,768,575)
                                                    -----------
    Net Realized Loss.............................  (68,735,743)
                                                    -----------
Net Change in Unrealized Appreciation/
 Depreciation on:
  Investments.....................................   10,323,470
  Futures contracts...............................      190,075
                                                    -----------
    Net Appreciation..............................   10,513,545
                                                    -----------
    Net Loss......................................  (58,222,198)
                                                    -----------
Net Decrease......................................  $(55,919,239)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED        ENDED
                                          JANUARY 31, 2003  JULY 31, 2002
                                          ----------------  --------------
                                            (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $    2,302,959   $   13,000,843
Net realized loss.......................      (68,735,743)     (99,598,492)
Net change in unrealized depreciation...       10,513,545     (221,381,038)
                                           --------------   --------------

    Net Decrease........................      (55,919,239)    (307,978,687)
                                           --------------   --------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................         (491,222)      (1,681,731)
Class B shares..........................       (2,516,529)     (15,594,689)
Class C shares..........................          (50,319)        (441,710)
Class D shares..........................         (433,675)      (1,437,376)
                                           --------------   --------------

    Total Dividends.....................       (3,491,745)     (19,155,506)
                                           --------------   --------------

Net decrease from transactions in shares
 of beneficial interest.................     (143,391,226)    (355,197,919)
                                           --------------   --------------

    Net Decrease........................     (202,802,210)    (682,332,112)

Net Assets:
Beginning of period.....................    1,388,165,959    2,070,498,071
                                           --------------   --------------

End of Period
 (INCLUDING DIVIDENDS IN EXCESS OF NET
 INVESTMENT INCOME OF $1,064,960 AND
 UNDISTRIBUTED NET INVESTMENT INCOME OF
 $123,826, RESPECTIVELY)................   $1,185,363,749   $1,388,165,959
                                           ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding
$500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

portion of daily net assets exceeding $1.5 billion but not exceeding
$2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $26,815,525 at January 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

The Distributor has informed the Fund that for the six months ended January 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $21, $837,780 and $4,600, respectively and received $46,560 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2003 aggregated $792,253,530, and $915,328,953, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $386,336,036 and $374,569,608, respectively and purchases of $4,032,381 with other Morgan Stanley funds.

For the six months ended January 31, 2003, the Fund incurred brokerage commissions of $246,615 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $56,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended January 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,999. At January 31, 2003, the Fund had an accrued pension liability of $75,655 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At July 31, 2002, the Fund had a net capital loss carryover of approximately $174,761,000 of which $16,426,000 will be available through July 31, 2009 and $158,335,000 will be available through July 31, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $28,662,000 during fiscal 2002.

At July 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                     JANUARY 31, 2003             JULY 31, 2002
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    1,125,757  $  14,857,409    3,521,343  $  54,004,509
Reinvestment of dividends.....       23,781        310,138       72,055      1,091,984
Redeemed......................     (959,051)   (12,649,103)  (4,869,870)   (74,349,220)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................      190,487      2,518,444   (1,276,472)   (19,252,727)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    3,014,523     40,033,846    9,830,411    152,646,505
Reinvestment of dividends.....      168,867      2,206,336      903,464     13,721,081
Redeemed......................  (14,189,255)  (187,207,349) (32,096,615)  (489,833,764)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (11,005,865)  (144,967,167) (21,362,740)  (323,466,178)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      364,954      4,845,774      687,657     10,604,697
Reinvestment of dividends.....        3,478         45,672       26,732        405,978
Redeemed......................     (403,089)    (5,297,155)    (923,012)   (14,008,932)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......      (34,657)      (405,709)    (208,623)    (2,998,257)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      336,502      4,444,324    1,246,420     19,113,212
Reinvestment of dividends.....       30,705        400,993       88,193      1,341,447
Redeemed......................     (407,446)    (5,382,111)  (1,951,913)   (29,935,416)
                                -----------  -------------  -----------  -------------
Net decrease -- Class D.......      (40,239)      (536,794)    (617,300)    (9,480,757)
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (10,890,274) $(143,391,226) (23,465,135) $(355,197,919)
                                ===========  =============  ===========  =============

Morgan Stanley Strategist Fund
NOTES TO FINANCIAL STATEMENTS / / JANUARY 31, 2003 (UNAUDITED) CONTINUED

7. Purposes of and Risks Relating To Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

The Fund may invest in futures to facilitate the reallocation of its assets ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2003, there were outstanding futures contracts.

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                             FOR THE SIX                             FOR THE YEAR ENDED JULY 31
                             MONTHS ENDED      ----------------------------------------------------------------------
                           JANUARY 31, 2003        2002            2001           2000           1999          1998
                           ----------------    ------------    ------------    -----------    -----------    --------
                             (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $13.53            $16.43           $20.64         $20.16         $20.23       $18.75
                                ------            ------           ------         ------         ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............         0.03              0.22             0.44           0.44           0.32         0.36
  Net realized and
   unrealized gain
   (loss)................        (0.56)            (2.84)           (1.55)          2.16           1.46         2.06
                                ------            ------           ------         ------         ------       ------
Total income (loss) from
 investment operations...        (0.53)            (2.62)           (1.11)          2.60           1.78         2.42
                                ------            ------           ------         ------         ------       ------

Less dividends and
 distributions from:
  Net investment
   income................        (0.08)            (0.28)           (0.50)         (0.37)         (0.32)       (0.43)
  Net realized gain......       -                  -                (2.60)         (1.75)         (1.53)       (0.51)
                                ------            ------           ------         ------         ------       ------
Total dividends and
 distributions...........        (0.08)            (0.28)           (3.10)         (2.12)         (1.85)       (0.94)
                                ------            ------           ------         ------         ------       ------

Net asset value, end of
 period..................       $12.92            $13.53           $16.43         $20.64         $20.16       $20.23
                                ======            ======           ======         ======         ======       ======

Total Return+............        (3.90)%(1)       (16.14)%          (6.24)%        13.48%         10.01%       13.48%

Ratios to Average Net
 Assets:
Expenses.................         0.97 %(2)(3)      0.88 %(3)        0.85 %(3)      0.88%(3)       0.87%(3)     0.91%
Net investment income....         1.02 %(2)(3)      1.44 %(3)        2.41 %(3)      2.06%(3)       1.66%(3)     1.85%
Supplemental Data:
Net assets, end of
 period, in thousands....      $77,521           $78,583         $116,383       $110,600        $64,418      $34,891
Portfolio turnover
 rate....................           69 %(1)          164 %            136 %          187%           121%          92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                                     FOR THE YEAR ENDED JULY 31
                              MONTHS ENDED        ----------------------------------------------------------------------------------
                            JANUARY 31, 2003           2002               2001               2000            1999           1998
                           ------------------     ---------------    ---------------    --------------    -----------    -----------
                              (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....          $13.54               $16.43             $20.65             $20.16          $20.23         $18.75
                                   ------               ------             ------             ------          ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............            0.02                 0.10               0.30               0.29            0.19           0.24
  Net realized and
   unrealized gain
   (loss)................           (0.59)               (2.84)             (1.57)              2.18            1.46           2.06
                                   ------               ------             ------             ------          ------         ------
Total income (loss) from
 investment operations...           (0.57)               (2.74)             (1.27)              2.47            1.65           2.30
                                   ------               ------             ------             ------          ------         ------

Less dividends and
 distributions from:
  Net investment
   income................           (0.03)               (0.15)             (0.35)             (0.23)          (0.19)         (0.31)
  Net realized gain......        -                     -                    (2.60)             (1.75)          (1.53)         (0.51)
                                   ------               ------             ------             ------          ------         ------
Total dividends and
 distributions...........           (0.03)               (0.15)             (2.95)             (1.98)          (1.72)         (0.82)
                                   ------               ------             ------             ------          ------         ------

Net asset value, end of
 period..................          $12.94               $13.54             $16.43             $20.65          $20.16         $20.23
                                   ======               ======             ======             ======          ======         ======

Total Return+............           (4.21)%(1)          (16.77)%            (7.05)%            12.79%           9.23%         12.77%

Ratios to Average Net
 Assets:
Expenses.................            1.72 %(2)(3)         1.67 %(3)          1.63 %(3)          1.53%(3)        1.57%(3)       1.54%
Net investment income....            0.27 %(2)(3)         0.64 %(3)          1.63 %(3)          1.41%(3)        0.96%(3)       1.24%
Supplemental Data:
Net assets, end of
 period, in thousands....      $1,019,406           $1,216,023         $1,826,910         $2,043,540      $1,833,935     $1,659,037
Portfolio turnover
 rate....................              69 %(1)             164 %              136 %              187%            121%            92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                             FOR THE YEAR ENDED JULY 31
                             MONTHS ENDED      ----------------------------------------------------------------------
                           JANUARY 31, 2003        2002            2001           2000           1999          1998
                           ----------------    ------------    ------------    -----------    -----------    --------
                             (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $13.46            $16.36          $20.57          $20.11         $20.19       $18.75
                                ------            ------          ------          ------         ------       ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        (0.01)             0.10            0.29            0.29           0.16         0.21
  Net realized and
   unrealized gain
   (loss)................        (0.56)            (2.83)          (1.55)           2.15           1.47         2.06
                                ------            ------          ------          ------         ------       ------
Total income (loss) from
 investment operations...        (0.57)            (2.73)          (1.26)           2.44           1.63         2.27
                                ------            ------          ------          ------         ------       ------

Less dividends and
 distributions from:
  Net investment
   income................        (0.02)            (0.17)          (0.35)          (0.23)         (0.18)       (0.32)
  Net realized gain......       -                  -               (2.60)          (1.75)         (1.53)       (0.51)
                                ------            ------          ------          ------         ------       ------
Total dividends and
 distributions...........        (0.02)            (0.17)          (2.95)          (1.98)         (1.71)       (0.83)
                                ------            ------          ------          ------         ------       ------

Net asset value, end of
 period..................       $12.87            $13.46          $16.36          $20.57         $20.11       $20.19
                                ======            ======          ======          ======         ======       ======

Total Return+............        (4.38)%(1)       (16.70)%         (7.00)%         12.62%          9.15%       12.66%

Ratios to Average Net
 Assets:
Expenses.................         1.72 %(2)(3)      1.67 %(3)       1.63 %(3)       1.63%(3)       1.65%(3)     1.66%
Net investment income....         0.27 %(2)(3)      0.64 %(3)       1.63 %(3)       1.31%(3)       0.88%(3)     1.08%
Supplemental Data:
Net assets, end of
 period, in thousands....      $32,762           $34,727         $45,612         $39,006        $16,147       $7,861
Portfolio turnover
 rate....................           69 %(1)          164 %           136 %           187%           121%          92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategist Fund
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                             FOR THE YEAR ENDED JULY 31
                             MONTHS ENDED      ----------------------------------------------------------------------
                           JANUARY 31, 2003        2002            2001           2000           1999          1998
                           ----------------    ------------    ------------    -----------    -----------    --------
                             (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $13.55            $16.45          $20.67          $20.18         $20.25       $18.75
                                ------            ------          ------          ------         ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............         0.06              0.26            0.48            0.48           0.37         0.41
  Net realized and
   unrealized gain
   (loss)................        (0.57)            (2.85)          (1.56)           2.18           1.45         2.06
                                ------            ------          ------          ------         ------       ------
Total income (loss) from
 investment operations...        (0.51)            (2.59)          (1.08)           2.66           1.82         2.47
                                ------            ------          ------          ------         ------       ------

Less dividends and
 distributions from:
  Net investment
   income................        (0.10)            (0.31)          (0.54)          (0.42)         (0.36)       (0.46)
  Net realized gain......       -                  -               (2.60)          (1.75)         (1.53)       (0.51)
                                ------            ------          ------          ------         ------       ------
Total dividends and
 distributions...........        (0.10)            (0.31)          (3.14)          (2.17)         (1.89)       (0.97)
                                ------            ------          ------          ------         ------       ------

Net asset value, end of
 period..................       $12.94            $13.55          $16.45          $20.67         $20.18       $20.25
                                ======            ======          ======          ======         ======       ======

Total Return+............        (3.77)%(1)       (15.94)%         (6.07)%         13.79%         10.23%       13.80%

Ratios to Average Net
 Assets:
Expenses.................         0.72 %(2)(3)      0.67 %(3)       0.63 %(3)       0.63%(3)       0.65%(3)     0.66%
Net investment income....         1.27 %(2)(3)      1.64 %(3)       2.63 %(3)       2.31%(3)       1.88%(3)     2.12%
Supplemental Data:
Net assets, end of
 period, in thousands....      $55,675           $58,834         $81,594         $80,925        $72,554      $67,797
Portfolio turnover
 rate....................           69 %(1)          164 %           136 %           187%           121%          92%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020




The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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38585RPT-10191C03-AP-2/03

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[GRAPHIC]

Morgan Stanley
Strategist Fund

SEMIANNUAL REPORT
JANUARY 31, 2003

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